Long-Term Debts (Details)	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Aug. 11, 2022 CNY (¥)
Long-Term Debts (Details) [Line Items]
Amount borrowed	¥ 50,876,549	$ 7,040,957
Repayments of credit facilities	¥ 530,000	$ 73,348
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member]
Long-Term Debts (Details) [Line Items]
Rural commercial bank for a credit line				¥ 100,000,000
Expiration period of credit agreement	Jul. 25, 2030	Jul. 25, 2030
Amount borrowed	¥ 50,876,549
Repayments of credit facilities	¥ 530,000
Debt instrument, interest rate, stated percentage	5.40%	5.40%
Minimum [Member]
Long-Term Debts (Details) [Line Items]
Expiration period of credit agreement	Sep. 20, 2022	Sep. 20, 2022
Maximum [Member]
Long-Term Debts (Details) [Line Items]
Expiration period of credit agreement	Jul. 25, 2030	Jul. 25, 2030